FVM - Valuation adjustments: Own credit adjustments on financial liabilities designated at fair value (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Recognized during the period:
Realized gain / (loss)	$ (50)	$ 8	$ 1
Unrealized gain / (loss)	(891)	(869)	866
Total gain / (loss), before tax	(941)	(861)	867
Recognized on the balance sheet as of the end of the period:
Unrealized life-to-date gain / (loss)	(1,165)	(312)	556
of which: debt issued designated at fair value	(780)	(208)	289
of which: other financial liabilities designated at fair value	(385)	(105)	266
Included in Other comprehensive income
Recognized during the period:
Total gain / (loss), before tax	75	$ (861)	$ 867
Merger with Credit Suisse AG
Recognized during the period:
Total gain / (loss), before tax	$ (1,016)